General	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1. General

Business Description

Tecnoglass Inc. (“TGI,” the “Company,” “we,” “us” or “our”) was incorporated in the Cayman Islands on September 21, 2011 under the name “Andina Acquisition Corporation” (“Andina”) as a blank check company. Andina’s objective was to acquire, through a merger, share exchange, asset acquisition, share purchase recapitalization, reorganization or other similar business combination, one or more operating businesses. On December 20, 2013, Andina consummated a merger transaction (the “Merger”) with Tecno Corporation (“Tecnoglass Holding”) as ultimate parent of Tecnoglass S.A. (“TG”) and C.I. Energía Solar S.A. ES. Windows (“ES”). The surviving entity was renamed Tecnoglass Inc. The Merger transaction was accounted for as a reverse merger and recapitalization where Tecnoglass Holding was the acquirer and TGI was the acquired company. Accordingly, the business of Tecnoglass Holding and its subsidiaries became our business. We are now a holding company operating through our direct and indirect subsidiaries.

The Company manufactures hi-specification, architectural glass and windows for the global residential and commercial construction industries. Currently the Company offers design, production, marketing, and installation of architectural systems for buildings of high, medium and low elevation size. Products include windows and doors in glass and aluminum, office partitions and interior divisions, floating façades and commercial window showcases. The Company sells to customers in North, Central and South America, and exports more than half of its production to foreign countries.

TG manufactures both glass and aluminum products. Its glass products include tempered glass, laminated glass, thermo-acoustic glass, curved glass, silk-screened glass, acoustic glass and digital print glass. Its Alutions plant produces mill finished, anodized, painted aluminum profiles and rods, tubes, bars and plates. Alutions’ operations include extrusion, smelting, painting and anodizing processes, and exporting, importing and marketing aluminum products.

ES designs, manufactures, markets and installs architectural systems for high, medium and low-rise construction, glass and aluminum windows and doors, office dividers and interiors, floating facades and commercial display windows.

In 2014, the Company established two Florida limited liability companies, Tecnoglass LLC (“Tecno LLC”) and Tecnoglass RE LLC (“Tecno RE”) to acquire manufacturing facilities, manufacturing machinery and equipment, customer lists and exclusive design permits.

Basis of Presentation and Use of Estimates

The accompanying unaudited, condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting purposes. The results reported in these unaudited condensed consolidated financial statements are not necessarily indicative of results that may be expected for the entire year. These unaudited condensed consolidated financial statements should be read in conjunction with the information contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015  . The year-end condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by US GAAP.

These unaudited condensed consolidated financial statements include the consolidated results of TGI, its indirect wholly owned subsidiaries TG and ES, and its direct subsidiaries Tecno LLC and Tecno RE. Material intercompany accounts, transactions and profits are eliminated in consolidation.

The preparation of these unaudited, condensed consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s financial statements. Actual results may differ from these estimates under different assumptions or conditions. Estimates inherent in the preparation of these, condensed consolidated financial statements relate to the collectability of account receivables, the valuation of inventories, estimated earnings on uncompleted contracts, useful lives and potential impairment of long-lived assets, and valuation of warrants, earnout shares, investments and other derivative financial instruments. Based on information known before these unaudited, condensed consolidated financial statements were available to be issued, there are no estimates included in these statements for which it is reasonably possible that the estimate will change in the near term up to one year from the date of these financial statements and the effect of the change will be material, except for earnout share liability and warrant liability further discussed below in this note and Notes 11 and 12, respectively. These financial statements reflect all adjustments that in the opinion of management are necessary for a fair statement of the financial position, results of operations and cash flows for the period presented, and are of a normal, recurring nature.

Note 1. General

Business Description

Tecnoglass Inc. (“TGI,” the “Company,” “we,” “us” or “our”) was incorporated in the Cayman Islands on September 21, 2011 under the name “Andina Acquisition Corporation” (“Andina”) as a blank check company. Andina’s registration statement for its initial public offering (the “Public Offering”) was declared effective on March 16, 2012. Andina consummated the Public Offering, the private placement of warrants (“Private Placement”) and the sale of options to the Underwriters on March 22, 2012, receiving proceeds, net of transaction costs, of $43,163, of which $42,740 was placed in a trust account.

Andina’s objective was to acquire, through a merger, share exchange, asset acquisition, share purchase recapitalization, reorganization or other similar business combination, one or more operating businesses. On December 20, 2013, Andina consummated a merger transaction (the “Merger”) with Tecno Corporation (“Tecnoglass Holding”) as ultimate parent of Tecnoglass S.A. (“TG”) and C.I. Energía Solar S.A. ES. Windows (“ES”). The surviving entity was renamed Tecnoglass Inc. The Merger transaction was accounted for as a reverse merger and recapitalization where Tecnoglass Holding was the acquirer and TGI was the acquired company.

The Company manufactures hi-specification, architectural glass and windows for the global residential and commercial construction industries. Currently the Company offers design, production, marketing, and installation of architectural systems for buildings of high, medium and low elevation size. Products include windows and doors in glass and aluminum, office partitions and interior divisions, floating façades and commercial window showcases. The Company sells to customers in North, Central and South America, and exports about half of its production to foreign countries.

TG manufactures both glass and aluminum products. Its glass products include tempered glass, laminated glass, thermo-acoustic glass, curved glass, silk-screened glass, acoustic glass and digital print glass. Its Alutions plant produces mill finished, anodized, painted aluminum profiles and rods, tubes, bars and plates. Alutions’ operations include extrusion, smelting, painting and anodizing processes, and exporting, importing and marketing aluminum products.

ES designs, manufactures, markets and installs architectural systems for high, medium and low rise construction, glass and aluminum windows and doors, office dividers and interiors, floating facades and commercial display windows.

In 2014, the Company established two Florida limited liability companies, Tecnoglass LLC (“Tecno LLC”) and Tecnoglass RE LLC (“Tecno RE”) to acquire manufacturing facilities, manufacturing machinery and equipment, customer lists and exclusive design permits.

Basis of Presentation and Management’s Estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”).

The preparation of the accompanying consolidated financial statements requires the Company to make estimates and judgements that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s financial statements. Actual results may differ from these estimates under different assumptions and conditions. Estimates inherent in the preparation of these consolidated financial statements relate to the collectability of account receivables, the valuation of inventories, estimated earnings on uncompleted contracts, useful lives and potential impairment of long-lived assets, and valuation of warrants and other derivative financial instruments.